UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

FORM N-Q

JANUARY 31, 2012

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.4%
Autoliv Inc.	170,000	$10,725,300

Hotels, Restaurants & Leisure - 3.0%
Bwin.Party Digital Entertainment PLC	4,959,300	12,535,050
PF Chang’s China Bistro Inc.	330,000	10,744,800

Total Hotels, Restaurants & Leisure		23,279,850

Household Durables - 3.6%
Lennar Corp., Class A Shares	600,000	12,894,000
Stanley Black & Decker Inc.	220,000	15,439,600

Total Household Durables		28,333,600

Internet & Catalog Retail - 1.6%
Expedia Inc.	200,000	6,474,000
TripAdvisor Inc.	200,000	6,582,000	*

Total Internet & Catalog Retail		13,056,000

Multiline Retail - 0.9%
Big Lots Inc.	180,000	7,108,200	*

TOTAL CONSUMER DISCRETIONARY		82,502,950

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.7%
Safeway Inc.	600,000	13,188,000

Household Products - 2.5%
Energizer Holdings Inc.	250,000	19,280,000	*

TOTAL CONSUMER STAPLES		32,468,000

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
CONSOL Energy Inc.	396,800	14,181,632
EXCO Resources Inc.	694,300	5,457,198
QEP Resources Inc.	372,000	10,654,080
Whiting Petroleum Corp.	198,400	9,937,856	*

TOTAL ENERGY		40,230,766

FINANCIALS - 25.0%
Capital Markets - 5.3%
Fortress Investment Group LLC, Class A Shares	4,165,800	14,372,010	*
Solar Capital Ltd.	525,000	11,996,250
TD Ameritrade Holding Corp.	950,000	15,304,500

Total Capital Markets		41,672,760

Commercial Banks - 6.5%
Fifth Third Bancorp	1,550,000	20,165,500
First Interstate BancSystem Inc., Class A Shares	942,300	12,966,048	(a)
First Southern Bancorp Inc., Class B Shares, Series C Cnv Pfd	263,250	3,877,672	*(b)(c)
Synovus Financial Corp.	7,934,800	13,806,552

Total Commercial Banks		50,815,772

Diversified Financial Services - 2.6%
KKR Financial Holdings LLC	2,300,000	20,355,000

Insurance - 7.8%
Assured Guaranty Ltd.	1,050,000	16,285,500
Genworth Financial Inc., Class A Shares	2,000,000	15,420,000	*
Hartford Financial Services Group Inc.	750,000	13,140,000
Syncora Holdings Ltd.	4,167,841	1,041,960	*(a)
XL Group PLC	750,000	15,202,500

Total Insurance		61,089,960

Real Estate Investment Trusts (REITs) - 2.8%
American Capital Agency Corp.	396,800	11,634,176

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.8% (continued)
Pennymac Mortgage Investment Trust	600,000	$10,626,000

Total Real Estate Investment Trusts (REITs)		22,260,176

TOTAL FINANCIALS		196,193,668

HEALTH CARE - 13.1%
Biotechnology - 2.3%
Human Genome Sciences Inc.	1,000,000	9,840,000	*
Myriad Genetics Inc.	350,000	8,281,000	*

Total Biotechnology		18,121,000

Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp.	2,300,000	13,708,000	*
Gen-Probe Inc.	340,000	22,756,200	*

Total Health Care Equipment & Supplies		36,464,200

Health Care Providers & Services - 1.5%
WellPoint Inc.	180,000	11,577,600

Pharmaceuticals - 4.6%
BG Medicine Inc.	6,434	38,926	*(a)(b)(d)
BG Medicine Inc.	1,781,674	10,779,128	*(a)
Forest Laboratories Inc.	400,000	12,712,000	*
Medicis Pharmaceutical Corp., Class A Shares	200,000	6,618,000
Nektar Therapeutics	991,900	6,199,375	*

Total Pharmaceuticals		36,347,429

TOTAL HEALTH CARE		102,510,229

INDUSTRIALS - 16.7%
Airlines - 2.7%
United Continental Holdings Inc.	920,000	21,252,000	*

Building Products - 4.1%
Masco Corp.	1,400,000	16,898,000
Owens Corning Inc.	446,400	15,066,000	*

Total Building Products		31,964,000

Construction & Engineering - 1.3%
Aecom Technology Corp.	446,400	10,218,096	*

Electrical Equipment - 2.4%
Babcock & Wilcox Co.	446,400	11,093,040	*
Polypore International Inc.	210,000	7,996,800	*

Total Electrical Equipment		19,089,840

Machinery - 2.8%
Eaton Corp.	210,000	10,296,300
Navistar International Corp.	275,000	11,904,750	*

Total Machinery		22,201,050

Road & Rail - 1.4%
Old Dominion Freight Line Inc.	250,000	10,655,000	*

Trading Companies & Distributors - 2.0%
Aircastle Ltd.	1,100,000	15,510,000

TOTAL INDUSTRIALS		130,889,986

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 2.0%
Acme Packet Inc.	170,000	4,969,100	*
F5 Networks Inc.	90,000	10,776,600	*

Total Communications Equipment		15,745,700

Internet Software & Services - 4.9%
Active Network Inc.	347,200	5,166,336	*
eBay Inc.	650,000	20,540,000	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Internet Software & Services - 4.9%(continued)
Rackspace Hosting Inc.	300,000	$13,023,000	*

Total Internet Software & Services		38,729,336

IT Services - 0.9%
FleetCor Technologies Inc.	210,000	7,137,900	*

Semiconductors & Semiconductor Equipment - 7.0%
Integrated Device Technology Inc.	3,300,000	20,922,000	*
Marvell Technology Group Ltd.	1,400,000	21,742,000	*
Micron Technology Inc.	1,600,000	12,144,000	*

Total Semiconductors & Semiconductor Equipment		54,808,000

Software - 6.9%
Adobe Systems Inc.	550,000	17,022,500	*
Amdocs Ltd.	360,000	10,598,400	*
MICROS Systems Inc.	225,000	11,184,750	*
Red Hat Inc.	325,000	15,070,250	*

Total Software		53,875,900

TOTAL INFORMATION TECHNOLOGY		170,296,836

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
NII Holdings Inc.	297,600	5,984,736	*

UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Calpine Corp.	892,700	13,033,420	*

TOTAL COMMON STOCKS (Cost - $675,861,869)		774,110,591

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
First Southern Bancorp Inc.	450	314,145	(b)(c)

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Super Dimension Ltd., Series D-1	256,650	2,463,840	(b)(c)(d)
Super Dimension Ltd., Series D-2	209,986	2,015,866	(b)(c)(d)
Super Dimension Ltd., Series E-1	10,375	222,336	(b)(c)(d)
Super Dimension Ltd., Series E-2	8,489	181,919	(b)(c)(d)

TOTAL HEALTH CARE		4,883,961

TOTAL PREFERRED STOCKS (Cost - $10,854,265)		5,198,106

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Super Dimension Ltd., Series E-1	6/29/20	2,594	0	*(b)(c)(d)(e)
Super Dimension Ltd., Series E-2	6/29/20	2,122	0	*(b)(c)(d)(e)

TOTAL WARRANTS (Cost - $0)			0

TOTAL INVESTMENTS - 99.5% (Cost - $686,716,134#)			779,308,697
Other Assets in Excess of Liabilities - 0.5%			4,092,444

TOTAL NET ASSETS - 100.0%			$783,401,141

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2012, the total market value of Affiliated Companies was $24,826,062 and the cost was $40,061,414.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Restricted Security.

(e)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

On January 31, 2012, Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Effective February 29, 2012, the Fund changed its name to Legg Mason Capital Management Special Investment Trust and became a series of Legg Mason Global Asset Management Trust, which is registered under the 1940 Act as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors/Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Financials	$192,315,996	—	$3,877,672		$196,193,668
Health care	102,471,303	$38,926	—		102,510,229
Other common stocks	475,406,694	—	—		475,406,694
Preferred stocks	—	—	5,198,106		5,198,106
Warrants	—	—	0	*	0	*

Total investments	$770,193,993	$38,926	$9,075,778		$779,308,697

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended January 31, 2012, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS		TOTAL
Balance as of October 31, 2011	$3,877,672	$5,198,106	$0	*	$9,075,778
Accrued premiums/discounts	—	—	—		—
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)	—	—	—		—
Purchases	—	—	—		—
Sales	—	—	—		—
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—

Balance as of January 31, 2012	$3,877,672	$5,198,106	$0	*	$9,075,778

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2012	—	—	—		—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$166,553,718
Gross unrealized depreciation	(73,961,155)

Net unrealized appreciation	$92,592,563

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued at fair value as determined in good faith under procedures approved by the Board of Directors/Trustees.

Security	Number of Units/ Shares/Interest	Acquisition Date(s)	Cost	Fair Value at 1/31/12	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine, Inc.	6,434	8/11	$45,032	$38,926	$7.00	0.01%
Super Dimension Ltd., Series D-1	256,650	10/08	5,500,010	2,463,840	9.60	0.31%	—	—
Super Dimension Ltd., Series D-2	209,986	10/08	4,500,000	2,015,866	9.60	0.26%	—	—
Super Dimension Ltd., Series E-1	10,375	5/11	222,336	222,336	21.43	0.03%	—	—
Super Dimension Ltd., Series E-2	8,489	5/11	181,919	181,919	21.43	0.02%	—	—
Super Dimension Ltd., Series E-1 Warrants	2,594	5/11	0	0	—	0.00%	—	—
Super Dimension Ltd., Series E-2 Warrants	2,122	5/11	0	0	—	0.00%	—	—

			$10,449,297	$4,922,887		0.63%	—	—

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2012:

	Affiliate Value at	Purchased		Sold		Dividend	Affiliate Value at	Realized
	10/31/11	Cost	Shares/Par	Cost	Shares/Par	Income	1/31/12	Gain/(Loss)
BG Medicine Inc.	$8,743,852	—	—	—	—	—	$10,818,054	—
First Interstate BancSystem Inc., Class A Shares	11,910,672	—	—	—	—	$113,076	12,966,048	—
Syncora Holdings Ltd.	1,292,031	—	—	—	—	—	1,041,960	—

	$21,946,555	—		—		$113,076	$24,826,062	—

Notes to Schedule of Investments (unaudited) (continued)

6. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 27, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2012